(ICON)

Prudential
Institutional
Liquidity
Portfolio, Inc.

Institutional Money
Market Series

SEMI
ANNUAL
REPORT

Sept. 30, 1996


(LOGO)

Prudential Institutional Liquidity Portfolio,
Inc. Institutional Money Market Series

Performance At A Glance.
The Prudential Institutional Liquidity Portfolio --
Institutional Money Market
Series (PILP) produced competitive returns during the past six months despite swings in short-term interest rates. The Series maintained its high credit quality and $1 net asset value. On September 30, 1996, PILP's 7-day current yield was 5.02% which was ahead of the 4.81% for the average money market fund tracked by IBC Financial Data.

Fund Facts
As of 9/30/96
                             7-Day       Net Asset
Weighted     Total Net
                          Current Yld.     Value      Avg.
Mat.   Assets (mil.)
   PILP Fund                5.02%          $1.00          53
$314
   IBC Financial Data
   Money Fund Avg           4.81            1.00          50
N/A
   (All Taxable)*

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance that the
Series will be able to maintain a stable net asset value.

* This is the average 7-day current yield, NAV and WAM of 811 funds in the
International Business Communications Financial Data all taxable money fund category as of 9/30/96.

Money Fund Yields Fell And Then Stabilized.
(GRAPH)

Weekly 7-day current yields of Prudential Institutional
Liquidity Portfolio,
Inc. and the IBC Financial Data all taxable money fund average. Past performance is not indicative of future results.

How Investments Compared.
(As of 9/30/96)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Robert L. Wofchuck, Fund Manager
(PHOTO)
Portfolio
Manager's Report

The Prudential Institutional Liquidity Portfolio --
Institutional Money Market
Series seeks high current income consistent with the preservation of principal and liquidity. The Series is a diversified portfolio of high quality, U.S.
dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations and commercial banks of the U.S. and foreign countries. Maturities can range from one day to a maximum of 13 months. There can be no assurance that the Series' objective will be achieved.

Strategy Session.

About-Face On Rates.
In our last report to you, our strategy centered upon preserving high yields as expectations for further Federal Reserve reductions of short-term interest rates continued. It was a conservative approach that did not overreact to swings in market opinion. Our thinking was, and remains, to seek the highest yields while maintaining our investment flexibility. We did so during the last six months by investing in longer term securities (as the yield differential between short-term and longer term securities widened), while keeping a sizeable position in adjustable rate securities so the portfolio could respond quickly to changing market conditions.

The six-month reporting period was an extremely volatile time for short-term interest rates. Market opinion ran in cycles, and fluctuated in reaction to reports that the U.S. economy was either improving (rates rose) or weakening
(rates fell). This was a marked change from the beginning of the year when expectations were that the central bank would continue reducing the Federal
Funds rate (what banks charge each other for overnight loans), to jump-start an anemic U.S. economy.

What happened?
The about-face came in March when the federal government released its February jobs report, which showed that employment growth was far stronger than forecast. It was good news (especially for those who found work) but many investors interpreted the data to mean that the economy was improving too rapidly and that the Federal Reserve would be forced to raise interest rates to head-off inflation. Short-term rates were bid up in anticipation of tighter
Federal Reserve monetary policy, only to fall when the Federal Funds rate remained unchanged because new economic reports showed the economy was slowing.
This cycle repeated itself several times during the reporting period.

Gross Domestic Product, a measure of total goods and services produced by the economy, grew 4.7% in the second quarter, which resulted in 3.4% growth for the first half of the year. However, slower growth in consumer spending and housing slowed third quarter growth to 2.2%. The slowdown eased concerns, at least for now, that rapid growth could lead to rising prices forcing the
Federal Reserve to raise short-term interest rates.

A Word About Quality.
As of September 30, 1996, the Series' investments were rated in the highest category by at least two major, independent rating agencies, or, if unrated, deemed to be of equivalent quality by our credit research staff. Investments deemed to be of equivalent quality that were not rated were subject to ratification by the Board of Directors. Although there is never a guarantee that the share price of Prudential Institutional Liquidity Portfolio --
Institutional Money Market Series will remain at $1, we emphasize a conservative, quality-oriented investment approach.

What Went Well.

Watching The "Big Picture."
Over the last six months we kept to our conservative strategy and looked at the "big picture." Yes, we thought the Federal Reserve might raise interest rates sometime this year. But not as much as most of the market anticipated.
Market anticipation drove yields for longer term securities up, widening the difference in three-month and one-year securities. This steepening of the yield curve presented an attractive investment opportunity and we took it.

The risk to this move was that the Federal Reserve could have aggressively raised interest rates. However, we believed that any increase would probably be modest in nature, and would still leave our longer term holdings in a competitive position. Our opinion was based upon our knowledge of recent
Federal Reserve history, where actions were taken slowly and deliberately. As things turned out, it was the right move since short-term interest rates remained unchanged during the six-month reporting period ended September 30,
1996.

Of course, we did not place all of our eggs in one basket. We also maintained a sizeable position, about 30% of total net assets as of September 30, 1996, in adjustable rate securities. These are investments whose coupons reset periodically, such as daily, weekly or monthly. Adjustable rate securities reflect current market rates, such as the Federal Funds Rate or London
Interbank Offered Rate (LIBOR), and allowed the portfolio to take advantage of changing market conditions as they occurred.

And Not So Well.
Our choice of investing in longer term (nine to 13 months) securities locked in attractive yields for a longer time period. But it also discouraged us from participating in temporary yield increases that occurred when market sentiment turned negative following the release of various economic reports. Because of the extreme volatility involved in following that course, we chose to stick with our longer term strategy.

Looking Ahead.
The Federal Reserve seeks to promote steady economic growth with low levels of inflation. Second quarter growth was very strong, especially in sectors which may contribute to inflationary pressures, such as wages and employment. Yet inflation remains low (about 3% for the year) and economic growth slowed significantly in the third quarter. While wages are rising, economic growth is slowing and inflation is benign. The Federal Reserve seems willing to tolerate stable, short-term rates to encourage sustainable economic growth. We are positioning the Fund for stable short-term interest rates into 1997.

Weighted Average Maturity Compared To The Average Fund.
(GRAPH)
------------------------------------------------------------
-------------------

President's Letter
November 1, 1996
(PHOTO)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996.
According to figures
released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of
$33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your
Financial Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President
------------------------------------------------------------
-------------------
2

Portfolio of Investments                    PRUDENTIAL
INSTITUTIONAL
as of September 30, 1996                    LIQUIDITY
PORTFOLIO, INC.
(Unaudited)                                 INSTITUTIONAL
MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Asset Backed Securities--0.7%
             NationsBank Auto Owner Trust 1996A
                A-1
    $2,141   5.776%, 8/15/97                        $
2,140,771
------------------------------------------------------------
Bank Notes--1.9%
             FCC National Bank
     3,000   5.77%, 4/15/97
2,999,074
             NBD Bank, N.A.
     2,021   7.875%, 1/21/97
2,033,600
             Wachovia Bank of North Carolina
     1,000   4.625%, 12/13/96
998,084
                                                    --------
----

6,030,758
------------------------------------------------------------
Certificates Of Deposit - Eurodollar--2.6%
             Bank of Montreal
     6,000   5.36%, 10/22/96
6,000,000
             Bayerische Vereinsbank
     2,000   5.41%, 10/2/96
2,000,000
                                                    --------
----

8,000,000
------------------------------------------------------------
Certificates Of Deposit - Yankee--12.1%
             Banque Nationale de Paris
     8,000   5.35%, 10/15/96
8,000,000
             Bayerische Vereinsbank
     3,000   5.53%, 11/1/96
3,000,126
             Commerzbank
     2,000   5.47%, 11/5/96
2,000,000
             National Australia Bank, Ltd.
     4,000   5.75%, 10/2/96
4,000,004
             Societe Generale
    16,000   5.53%, 10/7/96
16,000,000
     4,000   5.40%, 11/7/96
4,000,000
             Swiss Bank Corp.
     1,000   5.51%, 12/19/96
1,000,204
                                                    --------
----

38,000,334
Commercial Paper--42.2%
             American Honda Finance Corp.
   $10,000   5.43%, 10/7/96                         $
9,990,950
             Aristar, Inc.
     6,650   5.43%, 10/3/96
6,647,994
             Associates Corp. of North America
    10,000   5.34%, 11/5/96
9,948,083
             BAT Capital Corp.
    10,505   5.32%, 10/7/96
10,495,686
     1,000   5.35%, 11/4/96
994,947
             Bradford & Bingley Building Society
     2,000   5.34%, 11/5/96
1,989,617
             Caterpillar Financial Services Corp.
     1,000   5.35%, 10/10/96
998,663
             Ciesco, L.P.
     3,000   5.34%, 11/4/96
2,984,870
             Dresser Industries, Inc.
     1,000   5.32%, 10/3/96
999,704
             Enterprise Funding Corp.
     4,028   5.35%, 10/21/96
4,016,028
     3,000   5.40%, 11/4/96
2,984,700
             Finova Capital Corp.
     3,000   5.46%, 10/3/96
2,999,090
     2,000   5.40%, 10/7/96
1,998,200
     2,000   5.40%, 10/8/96
1,997,900
     1,000   5.40%, 10/15/96
997,900
     1,000   5.43%, 11/15/96
993,213
             First Data Corp.
     3,000   5.40%, 11/26/96
2,974,800
             Ford Motor Credit Corp.
     7,600   5.28%, 10/8/96
7,592,197
     3,527   5.33%, 10/22/96
3,516,034
     4,000   5.32%, 10/31/96
3,982,267
     1,621   5.31%, 11/7/96
1,612,153
     1,631   5.37%, 11/15/96
1,620,052
             General Electric Capital Corp.
    12,200   5.30%, 11/7/96
12,133,544

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                    PRUDENTIAL
INSTITUTIONAL
as of September 30, 1996                    LIQUIDITY
PORTFOLIO, INC.
(Unaudited)                                 INSTITUTIONAL
MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper (cont'd.)
             GTE Corp.
    $2,220   5.45%, 10/7/96                         $
2,217,983
             IBM Credit Corp.
     2,787   5.29%, 10/7/96
2,784,543
             John Deere Capital Corp.
     1,000   5.30%, 11/12/96
993,817
             Mitsubishi International Corp.
     2,074   5.35%, 10/2/96
2,073,692
     3,387   5.50%, 10/10/96
3,382,343
             NYNEX Corp.
     2,000   5.39%, 10/9/96
1,997,604
    11,000   5.39%, 10/18/96
10,972,002
             Philip Morris Capital Corp.
     2,689   5.34%, 11/1/96
2,676,635
     2,000   5.30%, 11/7/96
1,989,106
             Preferred Receivables Funding Corp.
     2,450   5.29%, 10/24/96
2,441,720
     1,000   5.35%, 11/4/96
994,947
     1,000   5.35%, 11/25/96
991,826
             Whirlpool Corp.
     2,689   5.40%, 10/17/96
2,682,546
             Whirlpool Financial Corp.
     1,000   5.40%, 10/17/96
997,600
     1,000   5.40%, 10/23/96
996,700
                                                    --------
----

132,661,656
------------------------------------------------------------
Loan Participations--0.3%
             Engelhard Corp.
     1,000   5.46%, 10/4/96
1,000,000
------------------------------------------------------------
Medium - Term Obligations--3.5%
             American General Finance Corp.
     2,000   5.80%, 4/1/97
2,001,207
             Ford Motor Credit Corp.
    $3,000   8.00%, 10/1/96                         $
3,000,000
             General Electric Capital Corp.
     3,000   7.78%, 12/30/96
3,016,047
             General Motors Acceptance Corp.
     1,000   6.10%, 3/31/97
1,001,957
             International Lease Finance Corp.
     2,000   6.375%, 11/1/96
2,001,153
                                                    --------
----

11,020,364
------------------------------------------------------------
U. S. Government Agency & Instrumentality Obligations--6.4%
             United States Treasury Notes
     5,000   6.875%, 2/28/97
5,034,337
    10,000   6.625%, 3/31/97
10,064,990
     5,000   6.875%, 3/31/97
5,040,797
                                                    --------
----

20,140,124
------------------------------------------------------------
Variable Rate Instruments(b)--29.6%
             American Express Centurion Bank
     2,000   5.47391%, 10/15/96
1,999,784
     3,000   5.41531%, 10/21/96
2,999,730
             Beneficial Corp.
    16,000   5.57625%, 12/10/96
15,996,594
             Federal National Mortgage
                Association
     5,000   5.435%, 10/4/96
4,999,949
             Ford Motor Credit Corp.
     1,000   5.88281%, 11/4/96
1,000,209
             General Motors Acceptance Corp.
    19,000   5.69578%, 11/4/96
18,999,178
     1,000   5.52%, 11/21/96
999,975
     1,000   5.70078%, 12/3/96
1,000,865
             Goldman Sachs Group, L. P.
    21,000   5.80469%, 2/19/97
21,000,000
             Merrill Lynch & Co., Inc.
    15,000   5.4375%, 10/2/96
14,999,988

------------------------------------------------------------
--------------------
-----4                                       See Notes to
Financial Statements.

Portfolio of Investments                    PRUDENTIAL
INSTITUTIONAL
as of September 30, 1996                    LIQUIDITY
PORTFOLIO, INC.
(Unaudited)                                 INSTITUTIONAL
MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Variable Rate Instruments(b) (cont'd.)
             Morgan Stanley Group, Inc.
    $3,000   5.6875%, 10/15/96                      $
3,000,000
     2,000   5.65625%, 11/15/96
2,000,000
             SMM Trust Notes 1995-Q
     4,000   5.50391%, 10/15/96
3,999,898
                                                    --------
----

92,996,170
------------------------------------------------------------
Total Investments--99.3%
             (amortized cost $311,990,177(a))
311,990,177
             Other assets in excess of
                liabilities--0.7%
2,103,446
                                                    --------
----
             Net Assets--100%
$314,093,623
                                                    --------
----
                                                    --------
----

---------------
(a) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
(b) The maturity date presented for these instruments is the next date on which
    the rate of interest is adjusted.
The industry classification of portfolio holdings and other
assets in excess of
liabilities shown as a percentage of net assets as of
September 30, 1996 was as
follows:


Personal Credit Institutions.......................   28.3%
Commercial Banks...................................   20.1
Securities Brokers & Dealers.......................   13.1
Business Credit (Finance)..........................    9.8
U.S. Government Sovereign..........................    6.4
Finance Lessors....................................    5.5
Telephone & Communications.........................    4.8
Tobacco............................................    3.7
Commodity Trading..................................    1.7
Federal Credit Agencies............................    1.6
Household Appliances...............................    1.5
Computer Rental & Leasing..........................    0.9
Asset Backed Securities............................    0.7
Equipment Rental & Lease...........................    0.6
Industrial Machinery...............................    0.3
Refineries.........................................    0.3
Other assets in excess of liabilities..............    0.7
                                                     -----
                                                     100.0%
                                                     -----
                                                     -----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments                    PRUDENTIAL
INSTITUTIONAL
Statement of Assets                         LIQUIDITY
PORTFOLIO, INC.
and Liabilities (Unaudited)                 INSTITUTIONAL
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Assets
September 30, 1996
Investments, at
value.......................................................
 ...........................         $311,990,177
Cash........................................................
 ...........................................
1,794,155
Interest
receivable..................................................
 ..................................            1,975,544
Other
assets......................................................
 .....................................               12,059

------------------
   Total
assets......................................................
 ..................................          315,771,935

------------------
Liabilities
Dividends
payable.....................................................
 .................................            1,381,890
Accrued expenses and other
liabilities.................................................
 ................              216,794
Management fee
payable.....................................................
 ............................               61,617
Distribution fee
payable.....................................................
 ..........................               18,011

------------------
   Total
liabilities.................................................
 ..................................            1,678,312

------------------
Net
Assets......................................................
 .......................................         $314,093,623

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 .......................         $    314,094
   Paid-in capital in excess of
par.........................................................
 ...........          313,779,529

------------------
Net assets at September 30,
1996........................................................
 ...............         $314,093,623

------------------

------------------
Net asset value, offering and redemption price per share
   ($314,093,623 / 314,093,623 shares of $.001 par value
common stock issued and outstanding)..........
$1.00

------------------

------------------

------------------------------------------------------------
--------------------
-----6                                       See Notes to
Financial Statements.

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six
Months
                                                     Ended
Net Investment Income                          September 30,
1996
Income
   Interest and discount earned.............      $
11,618,655
                                               -------------
-----
Expenses
   Management fee...........................
426,554
   Distribution fee.........................
255,933
   Transfer agent's fees and expenses.......
124,000
   Custodian's fees and expenses............
79,000
   Registration fees........................
44,000
   Directors' fees..........................
18,000
   Reports to shareholders..................
18,000
   Audit fee and expenses...................
14,000
   Legal fees and expenses..................
12,000
   Insurance expense........................
5,000
   Miscellaneous............................
1,631
                                               -------------
-----
      Total expenses........................
998,118
                                               -------------
-----
Net investment income.......................
10,620,537
Realized Gain on Investments
Net realized gain on investment
   transactions.............................
6,592
                                               -------------
-----
Net Increase in Net Assets
Resulting from Operations...................      $
10,627,129
                                               -------------
-----
                                               -------------
-----

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                 Six Months
                                    Ended           Year
Ended
Increase (Decrease)             September 30,        March
31,
in Net Assets                       1996               1996
Operations
   Net investment income.....  $    10,620,537    $
28,838,701
   Net realized gain on
      investment
      transactions...........            6,592
51,244
                               ---------------    ----------
-----
   Net increase in net assets
      resulting from
      operations.............       10,627,129
28,889,945
                               ---------------    ----------
-----
Dividends and distributions
   to shareholders...........      (10,627,129)
(28,889,945)
                               ---------------    ----------
-----
Fund share transactions
   Net proceeds from shares
      subscribed.............      903,375,538
2,502,344,256
   Net asset value of shares
      issued to shareholders
      in reinvestment of
      dividends and
      distributions..........       10,627,129
28,006,679
   Cost of shares
      reacquired.............   (1,040,750,769)
(2,565,737,717)
                               ---------------    ----------
-----
   Net decrease in net assets
      from Fund share
      transactions...........     (126,748,102)
(35,386,782)
                               ---------------    ----------
-----
Total decrease...............     (126,748,102)
(35,386,782)
Net Assets
Beginning of period..........      440,841,725
476,228,507
                               ---------------    ----------
-----
End of period................  $   314,093,623    $
440,841,725
                               ---------------    ----------
-----
                               ---------------    ----------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

                                             PRUDENTIAL
INSTITUTIONAL
                                             LIQUIDITY
PORTFOLIO, INC.
Notes to Financial Statements (Unaudited)    INSTITUTIONAL
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Institutional Liquidity Portfolio, Inc.--
Institutional Money Market
Series (the ``Fund'') is registered under the Investment
Company Act of 1940 as
an open-end, diversified management investment company. The
investment objective
of the Fund is high current income consistent with the
preservation of principal
and liquidity. The Fund invests primarily in money market
instruments maturing
in thirteen months or less whose ratings are within the two
highest ratings
categories by a nationally recognized statistical rating
organization or, if not
rated, are of comparable quality. The ability of the issuers of the securities
held by the Fund to meet its obligations may be affected by
economic
developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.
Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares all of its net investment income and net realized short-term capital gains/losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. The Fund does not expect to realize long-term capital gains or losses.

Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management, LLC
(``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI''), who acts as the distributor of the Fund's shares.
The Fund reimbursed
PSI for distributing and servicing the Fund's shares
pursuant to the plan of
distribution at an annual rate of .12 of 1% of the Fund's
average daily net
assets. The distribution fee is accrued daily and payable
monthly.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During six months
ended September 30,
1996, the Fund incurred fees of $120,000 for the services of
PMFS. As of
September 30, 1996, $20,000 of such fees were due to PMFS.
Transfer agent fees
and expenses in the Statement of Operations include certain
out-of-pocket
expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
-----8

                                              PRUDENTIAL
INSTITUTIONAL
                                              LIQUIDITY
PORTFOLIO, INC.
Financial Highlights (Unaudited)              INSTITUTIONAL
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Six Months

Ended                Year Ended March 31,

September 30,     ----------------------------------
PER SHARE OPERATING PERFORMANCE:
1996            1996         1995         1994

-------------     --------     --------     --------
Net asset value, beginning of
period...............................      $   1.000       $
1.000     $  1.000     $  1.000
Net investment income and net realized
gains.......................           .025           .056
 .046         .029
Dividends and distributions to
shareholders........................          (.025)
(.056)       (.046)      (.029)

-------------     --------     --------     --------
Net asset value, end of
period.....................................      $   1.000
$  1.000     $  1.000     $  1.000

-------------     --------     --------     --------

-------------     --------     --------     --------
TOTAL
RETURN(a):..................................................
 .           2.54%          5.72%        4.69%        2.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................      $ 314,094
$440,842     $476,229     $385,023
Average net assets
(000)...........................................      $
425,389       $519,946     $402,678     $445,867
Ratios to average net assets:
   Expenses, including distribution
fee............................            .47%(b)
 .43%         .46%         .48%
   Expenses, excluding distribution
fee............................            .35%(b)
 .31%         .34%         .36%
   Net investment
income...........................................
4.98%(b)       5.56%        4.67%        2.87%

PER SHARE OPERATING PERFORMANCE:
1993         1992

--------     --------
Net asset value, beginning of
period...............................  $  1.000     $  1.000
Net investment income and net realized
gains.......................      .033         .054
Dividends and distributions to
shareholders........................    (.033)       (.054)

--------     --------
Net asset value, end of
period.....................................  $  1.000     $
1.000

--------     --------

--------     --------
TOTAL
RETURN(a):..................................................
 .      3.40%        5.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................  $497,214
$443,172
Average net assets
(000)...........................................  $543,694
$540,380
Ratios to average net assets:
   Expenses, including distribution
fee............................       .44%         .42%
   Expenses, excluding distribution
fee............................       .32%         .30%
   Net investment
income...........................................      3.28%
5.32%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for
periods of less than a
    full year are not annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
9 -----

Getting The Most
From Your Prudential
Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset
(for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -
- sometimes very
suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

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

[This page intentionally left blank]

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http:\\www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Richard A. Redeker

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E. H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292


Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 1996 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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